Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories consisted of the following (in millions):

	As of December 31,
	2023	2022
Finished goods	$1,831.2	$1,655.0
Work in progress	246.5	230.9
Raw materials	307.5	261.3
Inventories	$2,385.2	$2,147.2